UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2003
                                              ----              ---------------
Check here if Amendment [ ];        Amendment Number:
                                                     ---------------
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:                RBO & CO, LLC
Address:             PO BOX 306
                     ST. HELENA, CA 94574

Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      REGINALD B. OLIVER
Title:     PRESIDENT
Phone:     (707) 963-1231

Signature, Place, and Date of Signing:

                        St Helena, CA         5/4/02
---------------         -------------      -----------
[Signature]             [City, State]         [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    NONE

Form 13F Information Table Entry Total:                 56
                                                 ---------
Form 13F Information Table Value Total:          $ 118,472
                                                 ---------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                         3/31/03

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NAME OF ISSUER                   CLASS               CUSIP    VALUE X 1000      TOTAL SHARES  DISCRETION   VOTING AUTH
---------------------------------------------------------------------------------------------------------------------------
Abbott Labs                      com                2824100         $3,287          87,400     sole            none
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Alltel Corp                      com               20039103         $4,405          98,418     sole            none
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American International Group Inc com               26874107           $259           5,231     sole            none
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Bank of America                  com               60505104           $596           8,911     sole            none
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Bellsouth Corporation            com               79860102         $1,363          51,458     sole            none
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BP P L C                         com               55622104           $342           8,856     sole            none
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BRE Properties Inc               com              05564E106         $1,932          65,606     sole            none
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Bristol-Myers Squibb Co          com              110122108           $398          18,846     sole            none
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Brown Forman Corporation         com              115637209         $2,330          30,300     sole            none
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Caterpillar Inc                  com              149123101           1321          26,840     sole            none
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Chalone Wine Group               com              157639105            $94          12,000     sole            none
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ChevronTexaco Corp               com              166764100         $1,339          20,710     sole            none
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Citigroup, Inc.                  com              172967101           $346          10,033     sole            none
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Coca-Cola Company                com              191216100         $5,220         128,950     sole            none
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Consolidated Edison Inc          com              209115104           $346           9,000     sole            none
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Dominion Res Inc ca              com              25746U109           $637          11,500     sole            none
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Eastman Kodak    com                              277461109           $275           9,300     sole            none
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Eli Lilly & Company              com              532457108         $1,726          30,200     sole            none
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Equity One, Inc (former IRT)     com              294752100         $1,720         112,500     sole            none
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Exxon Mobil Corp                 com              30231G102         $6,254         178,950     sole            none
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Firstenergy Corporation          com              337932107           $857          27,216     sole            none
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FNMA                             com              313586109           $753          11,525     sole            none
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General Electric Company         com              369604103         $2,789         109,368     sole            none
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International Business Machines Ccom              459200101         $3,560          45,390     sole            none
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J P Morgan Chase & Co            com              46625H100           $624          26,332     sole            none
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Johnson & Johnson                com              478160104        $17,164         296,594     sole            none
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Kimberly Clark Corp              com              494368103           $984          21,648     sole            none
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Laboratory Corp Amer Hldgs       com              50540R409           $391          13,175     sole            none
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McDonalds Corporation            com              580135101           $226          15,600     sole            none
---------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                   com              589331107         $1,019          18,600     sole            none
---------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Inc        com              648053106           $423          21,600     sole            none
---------------------------------------------------------------------------------------------------------------------------
Oxford Industries Inc            com              691497309           $626          25,400     sole            none
---------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties    com              69806L104        $16,430         434,072     sole            none
---------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                      com              713448108         $3,932          98,300     sole            none
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Pfizer Inc                       com              717081103           $366          11,750     sole            none
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Philip Morris Cos Inc            com              718154107         $5,265         175,740     sole            none
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Price T Rowe Group Inc           com              74144T108           $479          17,675     sole            none
---------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Company         com              742718109           $370           4,150     sole            none
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Progress Energy Inc              com              743263105           $893          22,800     sole            none
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Providence & Worcester RR Co.    com              743737108            $68          10,000     sole            none
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Questar                          com              748356102           $237           8,000     sole            none
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RailAmerica Inc                  com              750753105         $3,365         551,712     sole            none
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Reunion Industries Inc           com              761312107             $3          20,000     sole            none
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Sara Lee Corporation             com              803111103         $2,607         139,392     sole            none
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SBC Communications Inc           com              78387G103           $497          24,757     sole            none
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Scana Corp New                   com              80589M102           $733          24,500     sole            none
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Schering Plough                  com              828806109           $456          25,600     sole            none
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The Walt Disney Company          com              254687106         $1,794         105,428     sole            none
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Tyco International Limited       com              902124106           $144          11,236     sole            none
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Unocal Corporation               com              915289102           $274          10,425     sole            none
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UST Incorporated                 com              902911106         $1,068          38,700     sole            none
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Verizon Communications           com              92343V104         $1,618          45,781     sole            none
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Vodafone Group PLC               com              92857W100           $243          13,316     sole            none
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Weingarten Realty                com              948741103         $1,823          46,605     sole            none
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WestAmerica Bancorporation       com              957090103         $5,366         135,871     sole            none
---------------------------------------------------------------------------------------------------------------------------
Wyeth                            com              983024100         $6,835         180,736     sole            none
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TOTALS                                                             118,472
                                                                  ========